Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Medical Technology and Devices Portfolio
May 31, 2026
MES-NPRT1-0726
1.802181.122
Common Stocks - 97.0%
	Shares	Value ($)
FRANCE - 1.7%
Health Care - 1.7%
Health Care Technology - 0.0%
DNA Script SAS (c)(d)(f)	1,220	13,091
DNA Script SAS seed shares (c)(d)(f)	4,668	50,201
		63,292
Life Sciences Tools & Services - 1.7%
Sartorius Stedim Biotech	245,000	50,895,281
TOTAL FRANCE		50,958,573
UNITED STATES - 95.3%
Health Care - 95.3%
Biotechnology - 5.4%
Caris Life Sciences Inc (b)(c)	3,000,000	50,160,000
Natera Inc (c)	208,000	46,460,960
Twist Bioscience Corp (b)(c)	280,000	18,723,600
Veracyte Inc (b)(c)	1,000,000	46,340,000
		161,684,560
Health Care Equipment & Supplies - 33.2%
Abbott Laboratories	1,320,000	112,992,000
Align Technology Inc (c)	185,000	32,365,750
Boston Scientific Corp (c)	3,150,000	152,176,500
Ceribell Inc (c)	416,159	7,678,134
Edwards Lifesciences Corp (c)	1,450,000	125,381,500
ICU Medical Inc (b)(c)	40,000	5,415,600
Insulet Corp (c)	208,000	30,147,520
Intuitive Surgical Inc (c)	522,500	221,874,400
iRhythm Technologies Inc (c)	450,000	51,255,000
Kestra Medical Technologies Ltd (b)(c)	950,000	20,197,000
Lantheus Holdings Inc (c)	280,000	27,804,000
Medline Inc Class A (b)	1,250,000	45,700,000
MiniMed Group Inc (b)	1,280,000	15,411,200
Saluda Medical Inc (d)(e)	293,080	758,344
Saluda Medical Inc warrants (c)(d)(e)	5	0
Shoulder Innovations Inc (b)	947,763	13,932,116
Stryker Corp	408,000	124,476,720
		987,565,784
Health Care Providers & Services - 2.9%
Conformal Medical Inc (d)(f)	3,537,657	35,377
Conformal Medical Inc escrow shares (d)(f)	3,537,657	70,753
Conformal Medical Inc escrow shares (d)(f)	3,537,657	35
Guardant Health Inc (c)	428,000	55,507,320
LifeStance Health Group Inc (c)	3,983,500	30,712,785
		86,326,270
Health Care Technology - 2.6%
HeartFlow Inc (b)(c)	950,000	29,431,000
Prognomiq Inc (c)(d)(f)	445,310	75,703
Veeva Systems Inc Class A (c)	85,000	14,818,900
Waystar Holding Corp (b)(c)	1,600,000	31,856,000
		76,181,603
Life Sciences Tools & Services - 51.2%
10X Genomics Inc Class A (b)(c)	2,065,224	58,456,166
10X Genomics Inc Class B (c)	392,772	11,117,411
Agilent Technologies Inc	708,000	95,955,240
Alamar Biosciences Inc (b)	280,000	5,723,200
Bio-Techne Corp (b)	1,640,000	84,755,200
Bruker Corp	760,000	44,756,400
Danaher Corp	2,460,000	449,368,200
Illumina Inc (c)	280,000	45,628,800
IQVIA Holdings Inc (c)	174,000	31,704,540
Repligen Corp (c)	520,000	64,454,000
Revvity Inc	140,000	14,637,000
Thermo Fisher Scientific Inc	860,000	423,558,600
Waters Corp (c)	254,000	97,426,780
West Pharmaceutical Services Inc	285,000	92,000,850
		1,519,542,387
TOTAL UNITED STATES		2,831,300,604
TOTAL COMMON STOCKS (Cost $1,925,904,101)		2,882,259,177

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(f) (Cost $973,585)	761,982	1,039,953

Convertible Preferred Stocks - 2.9%
	Shares	Value ($)
CHINA - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (c)(d)(f)	268,502	1,858,033
FRANCE - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
DNA Script SAS Series B (c)(d)(f)	59	830
DNA Script SAS Series C (c)(d)(f)	28,249	4,343,421

TOTAL FRANCE		4,344,251
UNITED STATES - 2.7%
Health Care - 2.5%
Biotechnology - 0.7%
Asimov Inc Series B (c)(d)(f)	97,985	2,427,088
Element Biosciences Inc Series B (c)(d)(f)	2,385,223	16,768,118
ElevateBio LLC Series C (c)(d)(f)	214,700	395,048
		19,590,254
Health Care Equipment & Supplies - 1.0%
Kardium Inc/US Series D-6 (d)(f)	19,246,988	16,359,940
Kardium Inc/US Series D-6 (d)(f)	13,783,189	14,748,012
		31,107,952
Health Care Providers & Services - 0.4%
Freenome Holdings Inc Series C (c)(d)(f)	2,268,156	6,713,742
Freenome Holdings Inc Series D (c)(d)(f)	1,325,855	3,924,531
		10,638,273
Health Care Technology - 0.3%
Aledade Inc Series B1 (c)(d)(f)	175,232	5,617,938
Aledade Inc Series E1 (c)(d)(f)	58,567	1,877,658
		7,495,596
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (c)(d)(f)	3,641,139	2,730,854
Galvanize Therapeutics Series C-1 (d)(f)	6,075,267	2,855,376
		5,586,230
TOTAL HEALTH CARE		74,418,305
Materials - 0.2%
Chemicals - 0.2%
Manus Bio Inc Series One-5 (c)(d)(f)	1,716,040	5,714,413
TOTAL UNITED STATES		80,132,718
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $145,957,410)		86,335,002

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.67	14,263,585	14,266,438
Fidelity Securities Lending Cash Central Fund (g)(h)	3.67	63,642,540	63,648,904
TOTAL MONEY MARKET FUNDS (Cost $77,915,342)			77,915,342

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $2,150,750,438)	3,047,549,474
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(74,898,774)
NET ASSETS - 100.0%	2,972,650,700

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $88,378,459 or 3.0% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $758,344 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Level 3 security.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $48,085,606.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	6,709,756

Aledade Inc Series E1	5/20/2022	2,917,480

Asimov Inc Series B	10/29/2021	9,081,318

Conformal Medical Inc	2/18/2026	35,377

Conformal Medical Inc escrow shares	2/18/2026	70,753

Conformal Medical Inc escrow shares	2/18/2026	35

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	3,813,573

DNA Script SAS	12/17/2021	976,906

DNA Script SAS seed shares	12/17/2021	3,737,869

DNA Script SAS Series B	12/17/2021	47,244

DNA Script SAS Series C	10/1/2021	24,572,393

Element Biosciences Inc Series B	12/13/2019	12,500,000

ElevateBio LLC Series C	3/9/2021	900,667

Freenome Holdings Inc Series C	8/14/2020	14,999,996

Freenome Holdings Inc Series D	11/22/2021	9,999,996

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	973,585

Galvanize Therapeutics Series B	3/29/2022	6,303,849

Galvanize Therapeutics Series C-1	7/7/2025	2,557,761

Kardium Inc/US Series D-6	12/30/2020	19,551,861

Kardium Inc/US Series D-6	12/30/2020	14,001,515

Manus Bio Inc Series One-5	11/13/2020	18,000,001

Prognomiq Inc	8/20/2020 - 2/16/2022	9,054,752

Saluda Medical Inc	1/20/2022 - 10/30/2025	20,276,646

Saluda Medical Inc warrants	1/20/2022	0

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Saluda Medical Inc	3/31/2027

Saluda Medical Inc warrants	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,401,747	279,153,144	287,288,453	165,945	-	-	14,266,438	14,263,585	0.0%
Fidelity Securities Lending Cash Central Fund	52,670,624	486,447,328	475,469,048	61,930	-	-	63,648,904	63,642,540	0.2%
Total	75,072,371	765,600,472	762,757,501	227,875	-	-	77,915,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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